Insurance - Change in Reserve for Unpaid Claims and Loss Adjustmnet Expenses (Details 2) (10-K) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in the liability for unpaid claims and loss adjustment expenses, net of reinsurance recoverable
Balance at beginning of period	$ 48	$ 46	$ 51
Reserve for unpaid claims and loss adjustment expenses assumed in connection with the OneMain Acquisition	104	0	0
Additions for losses and loss adjustment expense incurred to:
Current year	83	65	59
Prior years	5	(3)	(6)
Total	88	62	53
Reductions for losses and loss adjustment expenses paid related to:
Current year	(63)	(39)	(35)
Prior years	(26)	(21)	(23)
Total	(89)	(60)	(58)
Balance at end of period	$ 151	$ 48	$ 46